RECENT DEVELOPMENTS (Narrative) (Details)	1 Months Ended
Mar. 25, 2026 USD ($)
Nuvoton Technology Corporation Japan ("NTCJ") [Member]
Business Combination [Line Items]
Consideration paid	$ 25,000